Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Equity

3. EQUITY

Common Stock

During the six months ended June 30, 2016, the Company issued 245,878 common shares and warrants to purchase 426,741 common shares of the Company’s common stock in exchange for proceeds of $67,536. The Company determined a fair value for the shares and warrants to be $617,174. The cash was received prior to December 31, 2015 and was recorded as an accrued liability at December 31, 2015. This transaction resulted in a loss on extinguishment of liability of $549,638.

During the three months ended March 31, 2016, the Company issued 372,263 common shares and warrants to purchase 1,140,662 common shares of the Company’s common stock in exchange for proceeds of $172,342, $40,062 of which was received subsequent to the end of the quarter.

During the three months ended June 30, 2016, the Company issued 1,007,535 common shares and warrants to purchase 3,031,050 common shares of the Company’s common stock in exchange for proceeds of $466,451.

During the three months ended June 30, 2016, the Company issued 12,577 common shares on exercise of warrant at price of $0.50 per share for a total of $6,288.

During the three months ended September 30, 2016, the Company issued 54,278 common shares and warrants to purchase 205,050 common shares of the Company’s common stock in exchange for proceeds of $25,129 and interest expense of $6,023.

Stock Options

A summary of stock option activity during the nine months ended September 30, 2016 is as follows:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life (years)
Outstanding at December 31, 2015	50,000	$0.50	10.0
Granted	-
Exercised	-
Forfeited	-
Outstanding at September 30, 2016	50,000	0.50	9.2
Exercisable at September 30, 2016	10,000	$0.50	9.2

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the three and nine months ended September 30, 2016 the Company recognized expense of $4,164 and $12,489, respectively, associated with stock option awards. During the three and nine months ended September 30, 2015 the Company recognized expense of $0 and $0, respectively, associated with stock option awards. At September 30, 2016, future stock compensation expense (net of estimated forfeitures) not yet recognized was $56,448 and will be recognized over a weighted average remaining vesting period of 3.4 years.

The intrinsic value of the Company’s stock options outstanding was $26,311 at September 30, 2016.

Warrants

On September 1, 2015 the Company entered into an Employment Agreement (the “Employment Agreement”) with Mark Tobin in his capacity as the Company’s Chief Financial Officer. Pursuant to the Employment Agreement, on September 1, 2015 the Company issued Mr. Tobin warrants to purchase 1,500,000 shares of the Company’s common stock at $1.00 per share (the “Warrant Shares”). The fair value of the warrants was determined to be $2,835,061 using the Black-Scholes option pricing model. 375,000 of the Warrant Shares vested on September 1, 2015, an additional 375,000 warrant shares vested on the first anniversary date of the Employment Agreement, an additional 375,000 warrant shares will vest on the second anniversary date of the Employment Agreement, and, an additional 375,000 warrant shares will vest on the third anniversary date of the Employment Agreement. Warrant expense of $265,787 and $915,489 was recognized during the three and nine months ended September 30, 2016, respectively. The agreement contains an anti-dilution provision and therefore the exercise price at September 30, 2016 is $0.50 per share.

On September 23, 2016, the Company issued warrants to purchase 15,000 shares of the Company’s common stock at $1.00 per share to a consultant in exchange for services already performed. The warrants have a five year term and are immediately vested. The fair value of the warrants was determined to be $13,618 using the Black-Scholes option pricing model of which $13,618 was recognized as expense during the three and nine months ended September 30, 2016.

The following summarizes the warrant activity for the nine months ended September 30, 2016:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2015	40,026,431	$1.83	4.6	$54,932,218
Granted	19,254,051	-
Expired	(110,000)	-
Exercised	(12,577)	-

Outstanding as of September 30, 2016	59,157,905	$0.83	4.9	$60,709,026

Exercisable as of September 30, 2016	57,220,405	$0.83	4.9	$60,709,026

Derivative Liabilities - Warrants

The anti-dilution features in the freestanding warrants issued in the nine months ended September 30, 2016 cause the instruments to no longer be indexed to the Company’s own stock and requires that they be accounted for as derivative liabilities based on guidance in FASB ASC 815, Derivatives and Hedging.

The valuation of the derivative liability of the warrants was determined through the use of a Black Scholes options model, which the Company believes approximates fair value. Using this model, the Company had a balance of $12,796,146 at December 31, 2015. The Company recorded the change in the fair value of the warrant liabilities recognizing a gain of $4,349,645 and warrant expense of $1,277,699 for the nine months ended September 30, 2016, to reflect the value of the warrant derivative liability of $8,990,943 as of September 30, 2016.

On November 4, 2015, the Company entered into an amendment to the Independent Contractor Agreement (the “Amendment”) with a service provider pursuant to which the service provider is to be issued warrants to purchase 2,400,000 shares of the Company’s common stock at $1.00 per share (the “Warrant Shares”). 1,200,000 of the Warrant Shares vested on November 4, 2015, an additional 600,000 Warrant Shares vested on the first anniversary date of the Amendment, and an additional 600,000 Warrant Shares will vest on the second anniversary date of the Amendment. The fair value of the first 1,200,000 Warrants Shares was determined to be $1,115,964 using the Black-Scholes option pricing model and was recognized as expense during the year ended December 31, 2015. The fair value of the two tranches of 600,000 Warrant Shares was determined to total $1,195,985 as of September 30, 2016 using the Black-Scholes option pricing model of which $373,008 and $604,187 was recognized as expense during the three and nine months ended September 30, 2016, respectively.

On May 13, 2016, the Company entered into an agreement with a service provider pursuant to which the service provider is to be issued warrants to purchase 1,000,000 shares of the Company’s common stock at $1.00 per share (the “Warrant Shares”). 500,000 of the Warrant Shares vested on May 13, 2016, an additional 250,000 warrant shares will vest on the first anniversary date of the agreement, an additional 250,000 Warrant Shares will vest on the second anniversary date of the agreement. The fair value of the first 500,000 Warrant Shares was determined to be $388,888 using the Black-Scholes option pricing model and was recognized as expense and as derivative liabilities during the quarter ended June 30, 2016. The fair value of the two tranches of 250,000 Warrant Shares was determined to total $500,539 as of September 30, 2016 using the Black-Scholes option pricing model of which $92,842 and 517,958 was recognized as expense during the three and nine months ended September 30, 2016, respectively.

On May 13, 2016, the Company entered into an agreement with a service provider pursuant to which the service provider is to be issued warrants to purchase 200,000 shares of the Company’s common stock at $1.00 per share (the “Warrant Shares”). The Warrant Shares are immediately vested. The fair value of the Warrant Shares was determined to total $199,905 as of September 30, 2016 using the Black-Scholes option pricing model of which $155,554 was recognized as expense during the three and nine months ended September 30, 2016.

The warrants were valued using the Black-Scholes pricing model with the following assumptions:

Nine Months Ended September 30,
	2016	2015
Volatility	129-.70% - 183.62%	113.46% - 141.78%
Risk-free interest rate	0.44% - 1.78%	0.08% - 1.88%
Expected term	2.25 - 10 years	0.25 - 5 years

Note 7. Equity

Common Stock

During the year ended December 31, 2014, the Company sold an aggregate of 1,507,000 units at $1.25 per unit for aggregate proceeds of $1,883,750. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $2.50 per share.

During the year ended December 31, 2015, the Company sold an aggregate of 86,000 units, at $1.00 per unit for aggregate proceeds of $86,000, respectively. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $1.00 per share.

During the year ended December 31, 2015, the Company issued an aggregate of 3,323,230 shares of its common stock related to the conversion of $1,634,928 of principal and $26,687 accrued interest expense on convertible notes. Of the common shares issued, 53,374 shares related to the payment of interest.

During the year ended December 31, 2015, the Company issued an aggregate of 1,828,437 shares of its common stock related to the exercise of 1,828,437 warrants and received cash proceeds of $914,220.

Pursuant to an anti-dilution provision in the subscription agreements executed by the $1.00 PIPE II and $1.25 PIPE II investors which provides for the issuance of a certain number of additional shares based on a formula in the subscription agreements, to these holders in the event that the company within 36 months of the completion of all PIPE II sales issues any common stock or securities convertible into or exercisable for shares of common stock at a lower price than the purchase price paid by the PIPE II investors. As a result of the Company's offering of such securities at a price lower than the price paid by the PIPE II investors, the Company issued 1,554,500 shares of common stock to the PIPE II investors in the year ended December 31, 2015.

On October 19, 2015, 75,288 shares of the Company’s common stock were cancelled in exchange for convertible notes of $37,644 and the issuance of 37,644 warrants with a five year life and an exercise price of $0.50 per share, as well as 75,288 warrants with a five year life and an exercise price of $2.50 per share. The convertible notes have a principal amount of $37,644, interest of 8% per annum, a one year term, and are convertible into 37,644 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $0.50 per share, subject to certain anti-dilution provisions. The agreement was subsequently amended to include an additional 75,288 units with each unit consisting of a share of common stock with a five year life from the date of grant and an exercise price of $2.50 per share, subject to certain anti-dilution provisions.

On November 6, 2015, the Company issued 350,000 shares of its common stock in exchange for services pursuant to a consulting agreement. The shares were valued at $350,000 which was based on the stock price on the grant date.

On December 9, 2015, the Company issued units which consisted of 100,000 shares and warrants to purchase 250,000 shares of its common stock exercisable at $0.50 per share and a term of 10 years in exchange for total proceeds of $50,000. The Company allocated the gross proceeds of $50,000 between common stock and warrants based on their relative fair value, estimated on the date of grant, valued common stock and the warrants at $14,532 and $35,468, respectively.

Stock Options

On April 28, 2013, the Board of Directors adopted the 2013 Stock Option Plan. Under the Plan, the Company may grant incentive stock options to employees and non-qualified stock options to employees, non-employee directors and/or consultants. The Plan provides for the granting of a maximum of 2,000,000 options to purchase common stock. The ISO exercise price per share may not be less than the fair market value of a share on the date the option is granted. The maximum term of the options may not exceed ten years.

On December 23, 2015, 50,000 stock options were granted to an employee of the Company. The options vest on a monthly basis of 1,000 shares per month over a 50 month period. The options expire in 2025. These options were valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

	Years Ended December 31,
	2015	2014

Volatility	122.87%	-
Risk-free interest rate	1.91%	-
Expected term	6.06 years	-

The volatility used was based on historical volatility of similar sized companies due to lack of historical data of the Company’s stock price. The risk free interest rate was determined based on treasury securities with maturities equal to the expected term of the underlying award. The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110.

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the years ended December 31, 2015 and 2014, the Company recognized expense of $364 and $0, respectively, associated with stock option awards. At December 31, 2015, future stock compensation expense (net of estimated forfeitures) not yet recognized was $68,938 and will be recognized over a weighted average remaining vesting period of 4.2 years.

A summary of stock option activity during the year ended December 31, 2015 and 2014 is as follows:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual
	Shares	Price	Life (years)
Outstanding at December 31, 2013	105,000	$11.03	2.6
Granted	-	-
Exercised	-	-
Forfeited	(56,000)	10.26
Outstanding at December 31, 2014	49,000	11.01
Granted	50,000	0.50
Exercised	-	-
Forfeited	(49,000)	11.92
Outstanding at December 31, 2015	50,000	$0.50	10.0

Exercisable at December 31, 2015	1,000	$0.50	10.0

The intrinsic value of the Company’s stock options outstanding was $55,500 and $0 at December 31, 2015 and 2014, respectively.

Warrants

During 2014, the Company modified an aggregate of 860,150 of warrants to reduce their exercise price from a range of $12.00 to $17.50 per share to $2.50 per share.  All other terms and conditions remained the same.  The Company determined that this transaction did not constitute a modification under ASC 718-10 or ASC 505-50 as it met the scope exceptions for a transaction with an investor or lender.  Accordingly, no expense was recognized in connection with these transactions.

During the three months ended March 31, 2015, the Company offered to reduce the exercise price of certain warrants of the Company to $0.50 per share as an incentive to the holders to exercise such warrants (“Warrant Price Reduction”). As a result of the Warrant Price Reduction, a total of 649,650 shares of our Common Stock were issued after exercise of these warrants in exchange for $324,825 of proceeds. The Company determined that this transaction did not constitute a modification under ASC 718-10 or ASC 505-50 as it met the scope exceptions for a transaction with an investor. Accordingly, no expense was recognized in connection with these transactions.

In March 2015, the Company received aggregate proceeds of $700,000 in exchange for convertible notes and the issuance of 466,667 warrants with a five year life and an exercise price of $2.50 per share. The convertible notes are convertible into units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.

On April 15, 2015, the Company offered to reduce the exercise price of certain warrants of the Company to $0.50 per share as an incentive to the holders to exercise such warrants (“April 2015 Warrant Price Reduction”). Through December 31, 2015, warrant holders exercised their warrants for a total of 1,178,786 shares of our Common Stock, for proceeds received in the amount of $589,393. As a result of the decrease in the warrant price, the exercise price of certain of the Company’s outstanding warrants will be permanently reduced to $0.50 per share pursuant to their terms and certain of those warrants have a provision which will cause them to increase in number by multiplying the number by a fraction equal to the original warrant exercise price divided by the new warrant exercise price. The Company determined that this transaction does not constitute a modification under ASC 718-10 or ASC 505-50 as it met the scope exceptions for a transaction with an investor or lender. Accordingly, no expense was recognized in connection with these transactions.

On April 17, 2015, the Company amended the Engagement Agreement originally dated October 1, 2013, between the Company and Tobin Tao& Company, Inc. (“Tobin Tao”). This amendment grants Tobin Tao warrants to purchase 200,000 shares of the Company’s common stock at $0.50 per share. The anti-dilution features qualify these as a derivative instrument. The valuation of the derivative liability of the warrants was determined through the use of a Black Scholes options model for an amount of $102,654, which the Company believes approximates fair value. These warrants were recognized as derivative liabilities.

On May 26, 2015, the Company granted 250,000 warrants with a an exercise price of $0.50 and a five year term to Darren Ofsink in exchange for services. The anti-dilution features qualify these as a derivative instrument. The valuation of the derivative liability of the warrants was determined through the use of a Black Scholes options model for an amount of $128,317, which the Company believes approximates fair value. These warrants were recognized as derivative liabilities.

In June 2015, the Company received aggregate proceeds of $530,000 in exchange for convertible notes and the issuance of 530,000 warrants with a five year life and an exercise price of $0.50 per share. The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions. During September 2015, the full principal balances of these notes were converted pursuant to the terms of the notes into shares of the Company’s common stock and warrants to purchase common stock.

On June 30, 2015, the Company granted 700,000 warrants to two convertible debt holders in order to modify the outstanding convertible debt. An additional 1,400,000 warrants were issued as the modified notes were immediately converted. The warrants have a five year life and an exercise price of $0.50 per share.

On September 1, 2015 the Company entered into an Employment Agreement (the “Employment Agreement”) with Mark Tobin in his capacity as the Company’s Chief Financial Officer. Pursuant to the Employment Agreement, on September 1, 2015 the Company issued Mr. Tobin warrants to purchase 1,500,000 shares of the Company’s common stock at $1.00 per share (the “Warrant Shares”). 375,000 of the Warrant Shares vested on September 1, 2015, an additional 375,000 warrant shares will vest on the first anniversary date of the Employment Agreement, an additional 375,000 warrant shares will vest on the second anniversary date of the Employment Agreement, and, an additional 375,000 warrant shares will vest on the third anniversary date of the Employment Agreement.

During the three months ended September 30, 2015, the Company received aggregate proceeds of $377,500 in exchange for convertible notes and the issuance of 377,500 warrants with a five year life and an exercise price of $0.50 per share. The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions.

During September 2015, the aggregate principal and interest of certain convertible notes totaling $757,595 were converted pursuant to the terms of the notes into 1,515,190 shares of the Company’s common stock and 1,515,190 warrants to purchase common stock.

On November 4, 2015, the Company entered into an amendment to the Independent Contractor Agreement (the “Amendment”) with a service provider pursuant to which the service provider is to be issued warrants to purchase 2,400,000 shares of the Company’s common stock at $1.00 per share (the “Warrant Shares”). 1,200,000 of the Warrant Shares vested on November 4, 2015, an additional 600,000 Warrant Shares will vest on the first anniversary date of the Amendment, an additional 600,000 warrant shares will vest on the second anniversary date of the Amendment.

On November 5, 2015, the Company issued a warrant to purchase 3,000,000 shares of the Company’s $.0001 par value common stock to the Company’s Chief Executive Officer, Dean Ledger, in exchange for services already performed. The warrants are immediately vested, have an exercise price of $1.00 and have a 10 year term.

On November 9, 2015, the Company issued a warrant to purchase 500,000 shares of the Company’s $.0001 par value common stock to Robert J. Fasnacht, our current Executive Vice President and member of our Board of Directors, in exchange for services already performed. The warrants are immediately vested, have an exercise price of $1.00 and have a 10 year term.

During the three months ended December 31, 2015, the Company received aggregate proceeds of $486,549 in exchange for convertible notes and the issuance of 486,549 warrants with a five year life and an exercise price of $0.50 per share. The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions.

During the three months ended December 31, 2015, the aggregate principal and interest of certain convertible notes totaling $204,020 were converted pursuant to the terms of the notes into 408,040 shares of the Company’s common stock and 408,040 warrants to purchase common stock. See details in Note 6.

During the year ended December 31, 2015, the Company sold an aggregate of 86,000 units, respectively, at $1.00 per unit for aggregate proceeds of $86,000. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $1.00 per share. During the year ended December 31, 2015, the Company granted an additional 86,000 warrants to the investors due to the reset provision.

During the year ended December 31, 2015, the Company issued promissory notes in aggregate of $675,000. 1,350,000 cashless warrants for the Company’s common shares were issued with the debt at a strike price of $0.50/share in lieu of cash interest. The relative fair value of the warrants of $463,575 was recognized as a debt discount which is being amortized on a straight-line basis over the term of the note.

During the year ended December 31, 2015, the Company granted an additional 5,284,500 warrant to investors due to the reset provision.

The following summarizes the warrant activity for the years ended December 31, 2015 and 2014:

			Weighted
		Weighted	Average Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2013	19,556,983	$3.60	4.7	$-
Granted	1,707,000	2.50
Expired	(12,000)
Exercised	-
Outstanding as of December 31, 2014	21,251,983	$2.53	3.8	$-
Granted	15,481,234	0.75
Warrants issued related to reset provision	5,284,500	2.50
Expired/Cancelled	(162,850)	3.00
Exercised	(1,828,436)	2.41

Outstanding as of December 31, 2015	40,026,431	$1.83	4.6	$54,932,218

Exercisable as of December 31, 2015	38,826,431	$1.88	4.6	$54,932,218

The reset shares are the result of reducing the exercise price of the warrants issued under Pipe I from $2.50 to $0.50, and Pipe II from $2.50 to $1.00. The increase in shares offset the reduced exercise price therefore the net value of the Pipe I & Pipe II warrants remain constant in total.

Derivative Liabilities - Warrants

The anti-dilution features in the freestanding warrants issued in the year ended December 31, 2015 cause the instruments to no longer be indexed to the Company’s own stock and requires that they be accounted for as derivative liabilities based on guidance in FASB ASC 815, Derivatives and Hedging.

The valuation of the derivative liability of the warrants was determined through the use of a Black Scholes options model, which the Company believes approximates fair value. Using this model, the Company had a balance of $197,674 at December 31, 2013. The Company determined a fair value of $688,614 at issuance date for warrants issued during the year ended December 31, 2014. The Company recorded the change in the fair value of the warrant liabilities recognizing a gain of $38,497 for the year ended December 31, 2014, to reflect the value of the warrant derivative liability of $847,791 at December 31, 2014.

The Company determined a fair value of $1,423,303 at issuance date for warrants issued during the year ended December 31, 2015 of which $76,368 was reclassified from additional paid-in capital and $1,346,935 was recognized as compensation expense. The Company recorded the change in the fair value of the warrant liabilities recognizing a loss of $10,525,052 for the year ended December 31, 2015, to reflect the value of the warrant derivative liability of $12,796,146 at December 31, 2015.

The warrants were valued using the Black-Scholes pricing model with the following assumptions:

Year Ended December 31,
	2015	2014
Volatility	108.72% - 132.58%	98.25% - 102.46%
Risk-free interest rate	.725% - 2.27%	.670% - .825%
Expected term	3 - 10 years	4.25 - 5 years